MONTEAGLE FUNDS

Supplement dated July 31, 2020 to the

Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”),

each dated December 27, 2019, as supplemented to date

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Effective July 31, 2020, Nashville Capital Corporation, the Advisor to each of the Monteagle Funds’ separate series the Monteagle Select Value Fund, the Monteagle Opportunity Equity, the Texas Fund and the Smart Diversification Fund, has changed its name to Park Place Capital Corporation d/b/a Park Place Capital.  Further, Park Place Capital Corporation’s principal business address is now 2001 Park Place, Suite 525, Birmingham, AL 35203.  Therefore, all references to “Nashville Capital Corporation” are hereby replaced with “Park Place Capital Corporation d/b/a Park Place Capital” and all references to the address of “2506 Winford Avenue, Nashville, TN  37211” are hereby replaced with “2001 Park Place, Suite 525, Birmingham, AL 35203” in the Fund’s Prospectus and SAI.

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You should read this Supplement in conjunction with the Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information, each dated December 27, 2019, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1 (888) 263-5593 or by writing to Mutual Shareholder Services, LLC at 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

Please retain this Supplement for future reference.